Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: March 11, 2026

Payment Date	3/16/2026
Collection Period Start	2/1/2026
Collection Period End	2/28/2026
Interest Period Start	2/17/2026
Interest Period End	3/15/2026

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$40,527,441.20	$21,317,968.18	$19,209,473.02	0.030404	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$257,637,441.20	$21,317,968.18	$236,319,473.02

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$279,416,530.37	$256,464,214.73	0.124096
YSOC Amount	$17,031,304.88	$15,396,957.42
Adjusted Pool Balance	$262,385,225.49	$241,067,257.31
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.30819%	ACT/360	$—
Class A-3 Notes	$40,527,441.20	3.66000%	30/360	$123,608.70
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$257,637,441.20			$842,996.95

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$279,416,530.37	$256,464,214.73
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$262,385,225.49	$241,067,257.31
Number of Receivables Outstanding	38,036	36,575
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	20.0	19.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$831,981.66
Principal Collections	$22,776,994.94
Liquidation Proceeds	$185,452.17
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,794,428.77
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,794,428.77

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$232,847.11	$232,847.11	$—	$—	$23,561,581.66
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,561,581.66
Interest - Class A-2a Notes	$—	$—	$—	$—	$23,561,581.66
Interest - Class A-2b Notes	$—	$—	$—	$—	$23,561,581.66
Interest - Class A-3 Notes	$123,608.70	$123,608.70	$—	$—	$23,437,972.96
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$22,945,634.71
First Allocation of Principal	$—	$—	$—	$—	$22,945,634.71
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$22,878,026.38
Second Allocation of Principal	$—	$—	$—	$—	$22,878,026.38
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$22,804,084.71
Third Allocation of Principal	$—	$—	$—	$—	$22,804,084.71
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$22,718,584.71
Fourth Allocation of Principal	$16,570,183.89	$16,570,183.89	$—	$—	$6,148,400.82
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,148,400.82
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,400,616.53
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,400,616.53
Remaining Funds to Certificates	$1,400,616.53	$1,400,616.53	$—	$—	$—
Total	$23,794,428.77	$23,794,428.77	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,031,304.88
Increase/(Decrease)	$(1,634,347.46)
Ending YSOC Amount	$15,396,957.42

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$262,385,225.49	$241,067,257.31
Note Balance	$257,637,441.20	$236,319,473.02
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	22	$175,320.70
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	274	$185,452.17
Monthly Net Losses (Liquidation Proceeds)			$(10,131.47)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.01)%
Second Preceding Collection Period			(0.20)%
Preceding Collection Period			0.02%
Current Collection Period			(0.05)%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$5,886,743.14
Cumulative Net Loss Ratio			0.28%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.49%	129	$1,261,566.17
60-89 Days Delinquent	0.15%	38	$375,331.76
90-119 Days Delinquent	0.13%	20	$341,668.61
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.77%	187	$1,978,566.54

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$96,429.40
Total Repossessed Inventory		19	$246,273.26

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		58	$717,000.37
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.31%
Second Preceding Collection Period			0.31%
Preceding Collection Period			0.32%
Current Collection Period			0.28%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.44	0.17%	45	0.12%